Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Western Asset SMASh Series C Fund
Shareholder Report [Line Items]
Fund Name	Western Asset SMASh Series C Fund
Class Name	Western Asset SMASh Series C Fund
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset SMASh Series C Fund for the period March 1, 2025, to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset SMASh Series C Fund[1]	$0	0.00%
[1],[2]
Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2026, Western Asset SMASh Series C Fund returned 9.00%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 6.68% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	The portfolio’s lower quality tilts contributed to performance.
↑	On a sector basis, an overweight to sovereigns and an underweight to technology contributed to returns.
↑	Issue selection within the energy sector was beneficial.

Top detractors from performance:
↓	On a sector basis, an overweight to communications was a detractor.
Use of derivatives and the impact on performance:
The Fund utilized Treasury futures and swaps to manage rates positioning and credit risk. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2026

	1 Year	5 Year	10 Year
Western Asset SMASh Series C Fund	9.00	4.53	5.20
Bloomberg U.S. Aggregate Index	6.26	0.42	1.97
Bloomberg U.S. Credit Index	6.68	0.85	3.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 335,855,159
Holdings Count | $ / shares	223
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$335,855,159
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	223
Total Management Fee Paid	$0
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of February 28, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.